SHARE CAPITAL - Schedule of Stock Option Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Stockholders' Equity Note [Abstract]
Number of options, Opening Balance	1,040,000	1,040,000
Weighted average exercise price ($Cdn), Opening Balance	$ 0.065	$ 0.065
Weighted average fair value ($Cdn), Opening Balance	$ 0.065	$ 0.065
Number of Options, Expired	(1,040,000)
Number of options, Closing Balance	0	1,040,000	1,040,000
Weighted average exercise price ($Cdn), Closing Balance	$ 0.065	$ 0.065	$ 0.065
Weighted average fair value ($Cdn), Closing Balance	$ 0.065	$ 0.065	$ 0.065
Weighted average remaining contractual life (in years)	0 years	6 months 3 days	1 year 6 months 3 days